Basis of preparation and going concern uncertainty (Tables)	9 Months Ended
May 31, 2024
Basis of preparation and going concern uncertainty
Schedule of significant subsidiaries

		Country of	Proportion of
		incorporation	ownership held
Name of subsidiary	Principal activity	and operation	by the Company
7858078 Canada Inc.	Owns an electric boat rental center	Canada	100%
EB Rental, Ltd.	Operates an electric boat rental center	United States	nil
EB Rental Ventura Corp.	Operates an electric boat rental center	United States	100%
EB Rental FL Corp.	Operates an electric boat rental center	United States	100%
EBR Palm Beach Inc.	Operates an electric boat rental center	United States	100%
Vision Marine Technologies Corp.	Operates an electric boat service center	United States	100%

Schedule of exchange rates for the currencies used in the preparation of the consolidated financial statements

			Average exchange rate for the
	Exchange rate as at:		nine-month period ended
	May 31,	August 31,	May 31,	May 31,
	2024	2023	2024	2023
US dollar	1.3678	1.3535	1.3573	1.3511